Inventories (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Inventories [Abstract]
Disclosure of detailed information about inventories [text block]
	March 31, 202 2	March 31, 2021
Trade inventories	2,407,203	1,414,738
	2,407,203	1,414,738